Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of due (from) to related parties
	December 31, 2019	December 31, 2018
Current
Aeneas Management Limited	$962	$-
AENEAS CAPITAL LIMITED	-	169,051
Total	$962	$169,051

Non-current
Jurchen Investment Corporation (Note e)	50,000	50,000

	December 31, 2019	December 31, 2018
Current
Aenco Solutions Limited	$5,782	$-
Aeneas Group Limited	14,247	-
Jurchen Investment Corporation	20,055	-
Ian Huen	127	2,545
Clark Cheng	1,114	8,893
Sabrina Khan	268	21,979
Total	$41,593	$33,417

Non-current
Aeneas Group Limited (Note a)	$3,330,472	$-
Jurchen Investment Corporation (Note a)	3,000,000	-
	6,330,472	-

Schedule of related party transactions

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
Borrowings from related parties (Note a)
- Aeneas Group Limited	$3,330,472	$-	$-
- Jurchen Investment Corporation	$3,000,000	$-	$-

Interest expenses (Note a)
- Aeneas Group Limited	$14,247	$-	$-
- Jurchen Investment Corporation	$20,055	$-	$-

Payments on behalf of the Group (Note b)
- AENEAS CAPITAL LIMITED	$5,057	$-	$64,038
- Aeneas Management Limited	$5,372	$156,961	$-
- Aenco Solutions Limited	$186,671	$-	$-

Prepayments to related parties (Note b)
- Aenco Solutions Limited	$200,000	$-	$-

Expense reimbursement (Note b)
- AENEAS CAPITAL LIMITED	$5,057	$7,331	$66,881
- Aeneas Management Limited	$5,372	$156,961	$-

Payments on behalf of related parties (Note c)
- AENEAS CAPITAL LIMITED	$-	$22,934	$109,025
- Aeneas Limited	$-	$-	$132,074
- Aeneas Group Limited	$-	$-	$1,853

Repayments from related parties (Note c)
- AENEAS CAPITAL LIMITED	$169,051	$132,128	$-
- Aeneas Limited	$-	$190,427	$-
- Aeneas Group Limited	$-	$7,451	$-

Healthcare services income
- Aeneas Management Limited	$1,923	$-	$-

Consultant, management and administrative fees (Note d)
- AENEAS CAPITAL LIMITED	$-	$448,718	$640,932
- Aeneas Management Limited	$698,152	$-	$-
- Aenco Limited	$830,769	$-	$-

Rental expense(Note e)
- Jurchen Investment Corporation	$227,729	$207,841	$-

Payment for rental deposit (Note e)
- Jurchen Investment Corporation	$-	$50,000	$-

Tokens maintenance fee (Note b)
- Aenco Solutions Limited	$67,876	$-	$-

Issuance of tokens for tokens creation, offering and consultancy services (Note f)
- Aenco Solutions Limited	$300,000	$-	$-

Tokens creation, offering and consultancy services expense (Note f)
- Aenco Solutions Limited	$192,000	$-	$-

Prepayment of tokens consultancy services (Note f)
- Aenco Solutions Limited	$108,000	$-	$-

A borrowing from a related party (Note g)
- Ian Huen	$-	$-	$6,410